UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_12/31/06________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  1/19/07
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 171

Form 13F Information Table Value Total: $  591,233
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      145    35190 SH       SOLE                    35190
                                                                18     4300 SH       OTHER   1,2,3                     4300
AT&T Inc                       COM              00206R102     1773    49605 SH       SOLE                    49605
                                                              1569    43900 SH       OTHER   1,2,3                    43900
Abbott Laboratories            COM              002824100     1297    26620 SH       SOLE                    26620
                                                                24      500 SH       OTHER                              500
Abercrombie & Fitch ClA        COM              002896207      294     4220 SH       SOLE                     4220
                                                               122     1750 SH       OTHER   1,2,3                     1750
Advanced Energy Ind            COM              007973100      602    31885 SH       SOLE                    31885
                                                               304    16100 SH       OTHER   1,2,3                    16100
Aeroflex Inc                   COM              007768104      763    65065 SH       SOLE                    65065
                                                               556    47470 SH       OTHER   1,2,3                    47470
Allstate Corp                  COM              020002101       59      900 SH       SOLE                      900
                                                               618     9496 SH       OTHER   1,2,3                     9496
Amer. Int'l Group              COM              026874107      410     5725 SH       SOLE                     5725
                                                              2322    32400 SH       OTHER   1,2,3                    32400
Amgen Inc                      COM              031162100      860    12596 SH       SOLE                    12596
                                                               604     8844 SH       OTHER   1,2,3                     8844
Anadarko Petroleum             COM              032511107     2426    55750 SH       SOLE                    55750
                                                              1106    25425 SH       OTHER   1,2,3                    25425
Asyst Technology Cp            COM              04648X107      188    25680 SH       SOLE                    25680
                                                                83    11380 SH       OTHER   1,2,3                    11380
Avon Products Inc              COM              054303102      241     7300 SH       SOLE                     7300
                                                                63     1900 SH       OTHER   1,2,3                     1900
BN Santa Fe                    COM              12189T104     1854    25124 SH       SOLE                    25124
                                                              1400    18972 SH       OTHER   1,2,3                    18972
Bank Amer Corp                 COM              060505104     2729    51113 SH       SOLE                    51113
                                                              1599    29942 SH       OTHER   1,2,3                    29942
Bellsouth Corp                 COM              079860102     1229    26086 SH       SOLE                    26086
                                                              1061    22532 SH       OTHER   1,2,3                    22532
Cablevision Sys Cl A           COM              12686C109      202     7100 SH       SOLE                     7100
Cephalon Inc                   COM              156708109      405     5750 SH       SOLE                     5750
                                                               138     1960 SH       OTHER   1,2,3                     1960
Chevron Corp                   COM              166764100     1663    22615 SH       SOLE                    22615
                                                              1181    16067 SH       OTHER   1,2,3                    16067
Citigroup Inc                  COM              172967101     3946    70849 SH       SOLE                    70849
                                                              2438    43765 SH       OTHER   1,2,3                    43765
Clear Channel Comm.            COM              184502102     1769    49783 SH       SOLE                    49783
                                                              1259    35428 SH       OTHER   1,2,3                    35428
Comcast Corp New Cl A          COM              20030N101     1593    37630 SH       SOLE                    37630
                                                              1170    27634 SH       OTHER   1,2,3                    27634
Conagra Foods Inc              COM              205887102        8      300 SH       SOLE                      300
                                                              1183    43800 SH       OTHER                            43800
ConocoPhillips                 COM              20825c104     6716    93337 SH       SOLE                    93337
                                                              6504    90397 SH       OTHER   1,2,3                    90397
Cooper Tire & Rubber           COM              216831107     2990   209113 SH       SOLE                   209113
                                                              2796   195503 SH       OTHER   1,2,3                   195503
Cost Plus Inc California       COM              221485105     1044   101370 SH       SOLE                   101370
                                                               857    83180 SH       OTHER   1,2,3                    83180
Delphi Automotive              COM              247126105       46    11925 SH       SOLE                    11925
Dollar Tree Stores             COM              256747106     1906    63329 SH       SOLE                    63329
                                                              1118    37129 SH       OTHER   1,2,3                    37129
Encana Corp                    COM              292505104      161     3500 SH       SOLE                     3500
                                                               119     2600 SH       OTHER   1,2,3                     2600
Erie Indemnity Co. Class B     COM              29530P201   325616     2340 SH       OTHER                             2340
Exelon Corp                    COM              30161N101      422     6825 SH       SOLE                     6825
                                                               297     4800 SH       OTHER   1,2,3                     4800
Exxon Mobil                    COM              30231G102      440     5738 SH       SOLE                     5738
                                                                15      192 SH       OTHER                              192
Fannie Mae                     COM              313586109     6078   102333 SH       SOLE                   102333
                                                              3740    62967 SH       OTHER   1,2,3                    62967
Freddie Mac                    COM              313400301      238     3500 SH       SOLE                     3500
                                                                10      149 SH       OTHER                              149
Genesis Microchip Inc          COM              37184C103      649    60205 SH       SOLE                    60205
                                                               151    13975 SH       OTHER   1,2,3                    13975
Georgia Gulf Corp              COM              373200203     1074    55635 SH       SOLE                    55635
                                                               905    46855 SH       OTHER   1,2,3                    46855
Goldman Sachs                  COM              38141G104     4443    22288 SH       SOLE                    22288
                                                              3342    16764 SH       OTHER   1,2,3                    16764
Hlth Mgt Assoc Cl A            COM              421933102     2065    97819 SH       SOLE                    97819
                                                              1403    66451 SH       OTHER   1,2,3                    66451
Home Depot Inc                 COM              437076102      277     6900 SH       SOLE                     6900
                                                              1550    38600 SH       OTHER   1,2,3                    38600
Houston Expl Co                COM              442120101      429     8293 SH       SOLE                     8293
                                                               231     4468 SH       OTHER   1,2,3                     4468
Intel Corp                     COM              458140100     1485    73335 SH       SOLE                    73335
                                                              1149    56730 SH       OTHER   1,2,3                    56730
J P Morgan Chase               COM              46625H100     2635    54548 SH       SOLE                    54548
                                                              1922    39801 SH       OTHER   1,2,3                    39801
Johnson & Johnson              COM              478160104     2332    35325 SH       SOLE                    35325
                                                              1801    27280 SH       OTHER   1,2,3                    27280
Kindred Healthcare Inc         COM              494580103      250     9895 SH       SOLE                     9895
Kohl's Corp                    COM              500255104     4209    61501 SH       SOLE                    61501
                                                              3439    50250 SH       OTHER   1,2,3                    50250
Kroger Co                      COM              501044101     2264    98156 SH       SOLE                    98156
                                                               106     4574 SH       OTHER   1,2,3                     4574
Lehman Brothers                COM              524908100     2609    33399 SH       SOLE                    33399
                                                              1876    24016 SH       OTHER   1,2,3                    24016
Lilly Eli & Co                 COM              532457108      805    15450 SH       SOLE                    15450
                                                               238     4575 SH       OTHER   1,2,3                     4575
Loews Corp                     COM              540424108      215     5190 SH       SOLE                     5190
                                                                 1       18 SH       OTHER   1,2,3                       18
Louisiana Pacific Corp         COM              546347105     1666    77362 SH       SOLE                    77362
                                                              1209    56135 SH       OTHER   1,2,3                    56135
Lowe's Companies Inc           COM              548661107      956    30693 SH       SOLE                    30693
                                                               862    27666 SH       OTHER   1,2,3                    27666
Merrill Lynch                  COM              590188108     2082    22366 SH       SOLE                    22366
                                                              1790    19229 SH       OTHER   1,2,3                    19229
Micron Technology Inc          COM              595112103     1189    85150 SH       SOLE                    85150
                                                               591    42369 SH       OTHER   1,2,3                    42369
Microsoft Corp                 COM              594918104      815    27300 SH       SOLE                    27300
                                                               278     9300 SH       OTHER                             9300
Morgan Stanley                 COM              617446448      467     5733 SH       SOLE                     5733
                                                               338     4149 SH       OTHER   1,2,3                     4149
National City Corp             COM              635405103     2048    56017 SH       SOLE                    56017
                                                              1133    30992 SH       OTHER   1,2,3                    30992
Norfolk Southern               COM              655844108     3922    77985 SH       SOLE                    77985
                                                              2884    57345 SH       OTHER   1,2,3                    57345
OSI Restaurant Partners        COM              67104A101     4240   108155 SH       SOLE                   108155
                                                              3364    85825 SH       OTHER   1,2,3                    85825
Omnivision Technologies        COM              682128103      436    31950 SH       SOLE                    31950
                                                               189    13850 SH       OTHER   1,2,3                    13850
Pfizer Inc                     COM              717081103     2732   105491 SH       SOLE                   105491
                                                              1685    65069 SH       OTHER   1,2,3                    65069
Phelps Dodge Corp.             COM              717265102      345     2880 SH       SOLE                     2880
Photronics Inc                 COM              719405102     2999   183541 SH       SOLE                   183541
                                                              2293   140312 SH       OTHER   1,2,3                   140312
Plantronics Inc New            COM              727493108      165     7790 SH       SOLE                     7790
                                                               106     4995 SH       OTHER   1,2,3                     4995
Rita Medical Systems Inc       COM              76774E103       92    20000 SH       SOLE                    20000
Seagate Tech Hldgs             COM              G7945J104      380    14350 SH       SOLE                    14350
Sky Financial Group            COM              83080P103      170     5953 SH       SOLE                     5953
                                                                63     2208 SH       OTHER   1,2,3                     2208
Smithfield Foods Inc           COM              832248108     3147   122625 SH       SOLE                   122625
                                                              2756   107410 SH       OTHER   1,2,3                   107410
Southwest Airlines Co          COM              844741108      636    41507 SH       SOLE                    41507
                                                               430    28071 SH       OTHER   1,2,3                    28071
Sovereign Bancorp Inc          COM              845905108      402    15825 SH       OTHER                            15825
Suntrust Banks Inc             COM              867914103     1203    14240 SH       SOLE                    14240
                                                              1031    12210 SH       OTHER   1,2,3                    12210
The Southern Company           COM              842587107     2509    68067 SH       SOLE                    68067
                                                              1463    39693 SH       OTHER   1,2,3                    39693
Unumprovident Corp             COM              91529Y106      942    45311 SH       SOLE                    45311
                                                               608    29278 SH       OTHER   1,2,3                    29278
Verizon Comm                   COM              92343V104     2831    76028 SH       SOLE                    76028
                                                              1629    43733 SH       OTHER   1,2,3                    43733
Wachovia Corp - New            COM              929903102     1647    28924 SH       SOLE                    28924
                                                              1490    26165 SH       OTHER   1,2,3                    26165
Wal-Mart Stores Inc            COM              931142103     2193    47497 SH       SOLE                    47497
                                                              1440    31183 SH       OTHER   1,2,3                    31183
Watson Pharmaceuticals         COM              942683103     4295   165019 SH       SOLE                   165019
                                                              2991   114911 SH       OTHER   1,2,3                   114911
Weyerhaeuser Co                COM              962166104      190     2695 SH       SOLE                     2695
                                                                88     1245 SH       OTHER   1,2,3                     1245
Wyeth                          COM              983024100      474     9300 SH       SOLE                     9300
                                                              1003    19700 SH       OTHER   1,2,3                    19700
Zale Corporation               COM              988858106     1230    43595 SH       SOLE                    43595
                                                               560    19840 SH       OTHER   1,2,3                    19840
ADR BP PLC                     ADR              055622104      322     4800 SH       SOLE                     4800
ADR Deutsche Telekom           ADR              251566105      704    38685 SH       OTHER                            38685
ADR Nokia                      ADR              654902204      276    13580 SH       SOLE                    13580
                                                               270    13300 SH       OTHER   1,2,3                    13300
ADR Royal Dutch Shell Plc Spon ADR              780259206     1179    16648 SH       SOLE                    16648
Gabelli Div & Inc Tr                            36242H104      116     5402 SH       SOLE                     5402
                                                               124     5758 SH       OTHER   1,2,3                     5758
Midcap SPDR Trust Ser 1                         595635103      561     3832 SH       SOLE                     3832
SPDR Trust Series 1                             78462F103     4866    34362 SH       SOLE                    34362
Vanguard Total Stock Market VI                  922908769     2107    15025 SH       SOLE                    15025
iShares Russel 2000                             464287655      414     5309 SH       SOLE                     5309
Pioneer Tax Adv Balance Fud                     72388R101      139     9905 SH       SOLE                     9905
                                                                 3      180 SH       OTHER                              180
iShares Lehman 1-3 Yr Tsy Bd F                  464287457     2701    33778 SH       SOLE                    33778
                                                                10      126 SH       OTHER                              126
iShares Lehman Aggregate Bond                   464287226     1221    12244 SH       SOLE                    12244
Ishares Inc Msci Japan                          464286848     3075   216400 SH       SOLE                   216400
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1974    25510 SH       SOLE                    25510
iShares MSCI EAFE Index Fund                    464287465    38721   528837 SH       SOLE                   528837
                                                               168     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     2970    26018 SH       SOLE                    26018
                                                                16      140 SH       OTHER                              140
iShares MSCI Taiwan                             464286731     2380   164030 SH       SOLE                   164030